PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
May 31, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of May 31,
	2026	2025
At cost:
Computer	28,430	28,414
Leasehold improvement	63,249	28,531
Machinery	1,467,161	1,165,866
	1,558,840	1,222,811
Less: accumulated depreciation	(744,243)	(371,400)
Total	814,597	851,411

SCHEDULE OF PROPERTY AND EQUIPMENT UNDER FINANCE LEASE

Property and equipment under finance lease, net consisted of the following:

	As of May 31,
	2026	2025
At cost:
Machinery under finance lease	246,408	506,365
Less: accumulated depreciation	(131,418)	(135,350)
Total	114,990	371,015